CONDENSED COMBINED/CONSOLIDATED STATEMENTS OF CASH FLOWS - 10-K (Statement) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income	$ 150,496	$ 47,947
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	22,311	7,153
Amortization and write-off of deferred financing fees	1,205	902
Loss on disposition of property and equipment	4	(2,974)
Loss on investment in partnership	346	(232)
Deferred taxes	3,573	7,490
Deferred taxes	(1,921)	7,834
Noncash lease expense	14,464	1,329
Change in operating assets and liabilities
Accounts receivable, net	(114,416)	(36,903)
Other receivables	(202)	(3,185)
Prepaid expenses and other current assets	(6,371)	14,967
Other assets	(39,341)	2,193
Escrow funds	(4,526)	(5,112)
Operating lease obligations	(92)	(1,091)
Accounts payable	32,808	30,778
Accrued payroll and benefits	(5,564)	6,825
Accrued self-insurance liabilities	67,636	32,633
Other accrued expenses	(24,390)	(25,294)
Other liabilities	168	(20,168)
NET CASH PROVIDED BY OPERATING ACTIVITIES	92,615	57,602
Cash flows from investing activities
Investment in partnership	0	(15,714)
Non-operating distributions from investment in partnership	2,905	877
Acquisition of facilities	(55,374)	(79,676)
Purchase of property and equipment	(22,862)	(124,087)
Cash proceeds from the sale of assets	10	0
NET CASH USED IN INVESTING ACTIVITIES	(75,321)	(218,600)
Cash flows from financing activities
Borrowing on lines-of-credit, net of deferred financing fees	154,528	460,923
Payments on lines-of-credit	(119,149)	(352,120)
Dividends on common stock	(60,280)	(53,797)
Contributions from non-controlling interest	3,246	0
Borrowings of long-term debt, net of deferred financing fees	87,906	161,474
Payments on long-term debt	(53,901)	(34,432)
NET CASH PROVIDED BY/(USED IN) FINANCING ACTIVITIES	12,350	182,048
Net change in cash	29,644	21,050
Cash, cash equivalents, and restricted cash - beginning of period	68,562	47,512
Cash, cash equivalents, and restricted cash - end of period	98,206	68,562
Supplemental disclosures of cash flow information
Interest	25,911	6,943
Income taxes	42,554	29,110
Non-cash financing and investing activity
Accrued capital expenditures	$ 717	$ 1,799